Sales - Reconciliation of Deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Deferred revenue related to customer contracts at beginning of period	€ 2,021	€ 2,071	€ 2,121
Business related variations	(18)	(40)	(31)
Changes in the scope of consolidation	7		11
Translation adjustment	2	(16)	(39)
Reclassifications and other items	(10)	6	10
Deferred revenue related to customer contracts at end of period	€ 2,002	€ 2,021	€ 2,071